SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund

Supplement Dated April 13, 2007 to the
Class A Shares Prospectus Dated January 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Emerging Markets Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Equity Fund. In the sub-section entitled "Emerging Markets Equity Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Ashmore Investment Management Limited is hereby deleted.

There are no other changes to the sub-advisers of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SEI-F-443 (4/07)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund

Supplement Dated April 13, 2007
to the Statement of Additional Information ("SAI") Dated January 31, 2007

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Emerging Markets Equity Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," all references to the Emerging Markets Equity Fund in the paragraph relating to Ashmore Investment Management Limited are hereby deleted.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," all references to the Emerging Markets Equity Fund in the paragraphs relating to Ashmore Investment Management Limited are hereby deleted.

There are no other changes to the sub-advisers of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-444 (4/07)